Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Royalties	Total Payments
Total	$ 647,962	$ 647,962
U.S Department of Interior (Office of Natural Resources Revenue)
Total	$ 647,962	$ 647,962